Other (Income) /Expense, Net (Details) - Schedule of Other Income (Expense), Net - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Other (income) /expense, net – other than related parties
Interest income	$ (13,412)	$ (886)	$ (33,799)	$ (11,470)	$ (13,097)	$ (125,700)
Gain on termination/ modification of finance leases					(130,719)	(369,583)
Change in fair value of preferred stock warrant	(6,571,082)				(420,245)
Loss/ (gain) on sale of assets	1,713		85,806		311,375	(523,845)
Loss/ (gain) on sale of assets held for sale	175,156	78,706	176,541	(1,391,876)	(1,644,650)	(137,549)
Net (gains)/ losses on foreign currency remeasurements	5,188	470,343	18,886	313,236	313,584	9,083
Other, net	(3,451)	(21,737)	(53,395)	(48,481)	(459,804)	(457,428)
Total	(34,503,014)	390,414	(10,377,735)	(1,280,105)	(2,043,556)	(1,605,023)
Other (income) – from related parties
Interest income	(5,548)	(2,393)	(11,224)	(12,122)	(15,804)	(16,860)
Total	$ (5,548)	$ (2,393)	$ (11,224)	$ (12,122)	(15,804)	(16,860)
Previously Reported [Member]
Other (income) /expense, net – other than related parties
Total					$ (2,043,556)	$ (1,605,022)